Employee Benefits - Change in Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
United Kingdom | ICON Development Solutions Limited pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 41,813	$ 43,988
Service cost	117	134	$ 100
Interest cost	672	665	746
Plan participants' contributions	19	23
Benefits paid	514	489
Actuarial gain	(18,636)	(2,097)
Foreign currency exchange rate changes	(3,913)	(411)
Benefit obligation at end of year	19,558	41,813	43,988
Switzerland | Aptiv Solutions pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	7,643	8,620
Service cost	146	150
Interest cost	30	12
Plan participants' contributions	82	95
Settlement	(218)	(483)
Prior service cost	(23)	(82)
Benefits paid and transferred balances	(182)	76
Actuarial gain	(1,527)	(484)
Foreign currency exchange rate changes	(145)	(261)
Benefit obligation at end of year	5,806	7,643	8,620
Switzerland | PRA Switzerland AG pension plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,990	4,890
Service cost	404	207
Interest cost	20	19
Plan participants' contributions	2,396	135
Settlement	(844)	0
Benefits paid	946	113
Actuarial gain	(627)	1
Foreign currency exchange rate changes	(48)	(149)
Benefit obligation at end of year	$ 5,345	$ 4,990	$ 4,890